Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan. 27, 2012
Oakmark Equity and Income Fund (Prospectus Summary) | Oakmark Equity and Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	OAKMARK EQUITY AND INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Oakmark Equity and Income Fund seeks income and preservation and growth of capital.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 47%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual returns and costs may be higher or lower, based on these assumptions your expenses would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a diversified portfolio of U.S. equity and debt securities (although the Fund may invest up to 35% of its total assets in equity and debt securities of non-U.S. issuers). The Fund is intended to present a balanced investment program between growth and income by investing approximately
40-75% of its total assets in common stock, including securities convertible into common stock, and up to 60% of its assets in U.S. government securities and debt securities rated at time of purchase within the two highest grades assigned by Moody's Investors Service, Inc. or by Standard & Poor's Corporation Ratings
Group, a division of The McGraw-Hill Companies. The Fund also may invest up to
20% of its assets in unrated or lower rated debt securities, sometimes called junk bonds. The types of equity securities in which the Fund may invest include common and preferred stocks and warrants or other similar rights and convertible securities. The types of debt securities in which the Fund may invest include debt securities of both governmental and corporate issuers. The Fund may invest in the securities of large-, mid-, and small-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This investment philosophy is based upon the belief that, over time, a company's stock price converges with the company's intrinsic or true business value. By
"true business value," we mean an estimate of the price a knowledgeable buyer would pay to acquire the entire business. We believe that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.

The Fund's investment adviser, Harris Associates L.P. (the "Adviser"), uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, the Adviser looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Key Tenets of the Oakmark Investment Philosophy-Equity Portion of the Fund:

1. Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2. Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason-because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3. Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. In order to select investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser determines that a stock is selling at a significant discount and that the company has the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated worth. This means the Adviser sets specific "buy" and "sell" targets for each stock held by the Fund. The Adviser also monitors each holding and adjusts those price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its
"best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to sixty stocks rather than
		hundreds.
Risk, Heading	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the U.S. or abroad. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its objective, it cannot guarantee it will attain that objective. The principal risks of investing in the
Fund are:

Market Risk. The Fund is subject to market risk-the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility.

Small and Mid Cap Securities Risk. Investments in small and mid cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values.
In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Debt Securities Risk. Debt securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk the issuer or guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Interest rate risk is the risk of losses due to changes in interest rates. In general, the prices of debt securities rise when interest rates fall, and the prices fall when interest rates rise. Liquidity risk is the risk a particular security may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price. The Fund's investments in
government-sponsored entity securities also exhibit these risks, although the degree of such risks may vary significantly among the different government-sponsored entity securities. Some securities issued or guaranteed by
U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or instrumentality to borrow from the U.S. Treasury. There can be no assurance that the U.S. government will always provide financial support to those agencies or instrumentalities. Foreign sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a government entity has not repaid may be collected.

Inflation-Indexed Securities Risk. The principal value of an investment is not protected or otherwise guaranteed by virtue of the Fund's investments in inflation-indexed bonds. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.
For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund's gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may result in the Fund experiencing rapid and extreme value changes due to currency controls; different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.
These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries.
Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. Investments in securities issued by entities domiciled in the United States also may be subject to many of these risks.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may
		be greater if you invest for a shorter period of time.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. This information can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year. The information illustrates the volatility of the Fund's historical returns and shows how the Fund's annual average returns compare with those of a broad measure of market performance.
Updated performance information is available at oakmark.com or by calling
		1-800-OAKMARK.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the volatility of the Fund's historical returns and shows how the Fund's annual average returns compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-OAKMARK
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	oakmark.com
Bar Chart, Heading	rr_BarChartHeading	Class I Shares Total Returns for Years Ended December 31 (%)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	Since 2002, the highest and lowest quarterly returns for the Fund's Class I Shares were:
• Highest quarterly return: 13.2%, during the quarter ended June 30, 2003
		• Lowest quarterly return: -12.8%, during the quarter ended Septebmer 30, 2011
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares. After-tax returns for Class II shares will vary from returns shown for Class I.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	Lipper Balanced Fund Index is an index of thirty balanced funds. All returns reflect reinvested dividends.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Class I shares.
		After-tax returns for Class II shares will vary from returns shown for Class I.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2011
Oakmark Equity and Income Fund (Prospectus Summary) | Oakmark Equity and Income Fund | Lipper Balanced Fund Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Balanced Fund Index (does not reflect the deduction of fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.13%
Oakmark Equity and Income Fund (Prospectus Summary) | Oakmark Equity and Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	954
Annual Return 2002	rr_AnnualReturn2002	(2.14%)
Annual Return 2003	rr_AnnualReturn2003	23.21%
Annual Return 2004	rr_AnnualReturn2004	10.36%
Annual Return 2005	rr_AnnualReturn2005	8.60%
Annual Return 2006	rr_AnnualReturn2006	10.82%
Annual Return 2007	rr_AnnualReturn2007	11.97%
Annual Return 2008	rr_AnnualReturn2008	(16.18%)
Annual Return 2009	rr_AnnualReturn2009	19.84%
Annual Return 2010	rr_AnnualReturn2010	9.50%
Annual Return 2011	rr_AnnualReturn2011	0.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.80%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Equity and Income Fund - Class I Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Oakmark Equity and Income Fund (Prospectus Summary) | Oakmark Equity and Income Fund | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Equity and Income Fund - Class I Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.48%
Oakmark Equity and Income Fund (Prospectus Summary) | Oakmark Equity and Income Fund | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Equity and Income Fund - Class I Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.06%
Oakmark Equity and Income Fund (Prospectus Summary) | Oakmark Equity and Income Fund | Class II
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Equity and Income Fund - Class II Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.78%